Commitments and Contingencies - Financial instruments contract amounts represented credit risk (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Commitments to extend credit	$ 117,878	$ 104,758
Loan commitments
Commitments And Contingencies [Line Items]
Commitments to extend credit	61,633	39,339
Undisbursed construction loans
Commitments And Contingencies [Line Items]
Commitments to extend credit	44,670	54,705
Unused home equity lines of credit
Commitments And Contingencies [Line Items]
Commitments to extend credit	$ 11,575	$ 10,714